MEZZANINE EQUITY AND WARRANT LIABILITIES (Details)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Nov. 07, 2023 $ / shares
Risk-free rate of return
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.0437
Risk-free rate of return | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3.47	4.45
Risk-free rate of return | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3.47	4.48
Estimated volatility rate
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0.5329
Estimated volatility rate | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	230.52	57.91
Estimated volatility rate | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	230.52	57.17
Dividend yield
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			0
Dividend yield | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0	0
Dividend yield | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0	0
Spot price of underling ordinary share
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			1,584
Spot price of underling ordinary share | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	5.19	45.6
Spot price of underling ordinary share | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	5.19	45.6
Exercise price
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding			3,240
Exercise price | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	5,400	5,400
Exercise price | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	5,400	5,400
Fair value of warrant | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0	9
Fair value of warrant | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0	13